JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

March 14, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 125 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the new share classes of the Small Cap Opportunities Fund, a separate series of the Trust.

If you have any questions or comments, please call me at 617-663-2261.

Sincerely,

/s/ Christopher Sechler

Christopher Sechler

Assistant Secretary